SCHEDULE OF INTANGIBLE ASSETS (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Goodwill	$ 355	$ 355
Intellectual properties licenses (Note (a))	1,284	7,276
Computer software licenses (Note (b))		1,980
Acquired customer relationship (Note (c))	47,855	51,122
Acquired private blood bank license (Note (d))	11,204	32,317
Acquired technical disclosure (Note (e))	64,196
Total	$ 124,894	$ 93,050